CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net loss	$ (328,000)	$ (1,754,000)
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity, Increase (Decrease) in Operating Capital [Abstract]
Accounts payable and accrued expenses	121,000	6,000
Net cash provided by operating activities	(159,000)	(872,000)
Cash Provided by (Used in) Investing Activity, Including Discontinued Operation [Abstract]
Net cash used in investing activities	(575,000)	(700,000)
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Net cash provided by (used in) financing activities	713,000	1,164,000
Net change in cash	(21,000)	(408,000)
Iris
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net loss	(891,382)	(858,231)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on change in fair value of warrant liabilities	21,915	178,734
Unrealized loss on change in fair value of derivative liability		(2,202)
Interest income on investments held in Trust Account	(16,894)	(47,241)
Accretion of discount on related party loans		1,339
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity, Increase (Decrease) in Operating Capital [Abstract]
Due from Sponsor	1,256
Franchise tax receivable	5,200	19,100
Prepaid expenses and other current assets	(4,381)	(5,000)
Accounts payable and accrued expenses	320,975	75,767
Income taxes payable	1,616	(265,988)
Net cash provided by operating activities	(561,695)	(903,722)
Cash Provided by (Used in) Investing Activity, Including Discontinued Operation [Abstract]
Proceeds from Trust Account for tax payments	15,000	294,519
Advances to Trust Account		(45,685)
Redemption of investments	741,021
Extension deposits to Trust Account	(31,406)
Net cash used in investing activities	724,615	248,834
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Redemption of Class A common stock	(741,021)
Net cash provided by (used in) financing activities	(166,021)	700,000
Net change in cash	(3,101)	45,112
Cash - beginning of the period	65,343	156,425
Cash - end of the period	62,242	201,537
Supplemental disclosure of cash flow information:
Cash paid for income taxes		271,835
Supplemental disclosure of non-cash operating and financing activities:
Remeasurement of Class A common stock subject to redemption value	37,585	86,389
Pending redemptions of Class A common stock	702,359	1,265,669
Excise tax payable	50,891	12,657
Iris | Liminatus
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Proceeds from promissory note	$ 575,000	$ 700,000